Summary of accounting policies - Additional information (Detail)	12 Months Ended
Mar. 31, 2024 Segment
Accounting Policy [Line Items]
Number of business segments	3
Minimum [Member] | Equity investments [Member]
Accounting Policy [Line Items]
Ownership percentage	20.00%
Maximum [Member] | Equity investments [Member]
Accounting Policy [Line Items]
Ownership percentage	50.00%
Limited partnership [Member] | Minimum [Member] | Equity investments [Member]
Accounting Policy [Line Items]
Ownership percentage	3.00%